Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accounts Payable and Accrued Liabilities

	As at December 31,
	2019	2018
Trade payables	24,171	21,861
Accrued liabilities	19,514	19,140
	43,685	41,001